Schedule of Effects of Reinsurance on Premiums and Contract Charges (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reinsurance [Line Items]
Direct premiums and contract charges	$ 1,298,864	$ 1,266,264	$ 1,228,272
Assumed premiums and contract charges	6,784	7,057	7,465
Total premiums and contract charges
Affiliate
Reinsurance [Line Items]
Ceded premiums and contract charges	(908,459)	(833,149)	(782,113)
Non-affiliates
Reinsurance [Line Items]
Ceded premiums and contract charges	$ (397,189)	$ (440,172)	$ (453,624)